Provision For Income Tax - Schedule of Movement of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Valuation Allowance [Abstract]
Balance at beginning of the year	$ 174,915
Additions	343,240	174,620
Utilization
Valuation allowance	(331,394)
Exchange adjustment	(1,396)	295
Balance at end of the year	$ 185,365	$ 174,915